Pacer Trendpilot US Bond ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Communication Services - 18.3%
Altice Financing SA
5.000%, 01/15/2028 (a)	370,000	$314,620
5.750%, 08/15/2029 (a)	635,000	534,311
Altice France Holding SA
8.125%, 02/01/2027 (a)	534,000	501,266
10.500%, 05/15/2027 (a)	485,000	416,690
5.500%, 01/15/2028 (a)	334,000	277,978
6.000%, 02/15/2028 (a)	338,000	227,950
5.125%, 01/15/2029	145,000	113,826
5.125%, 07/15/2029 (a)	769,000	602,196
5.500%, 10/15/2029 (a)	614,000	484,140
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (a)	295,000	173,032
AMC Networks, Inc.
5.000%, 04/01/2024	120,000	115,337
4.750%, 08/01/2025	246,000	210,708
4.250%, 02/15/2029	310,000	191,538
Audacy Capital Corp.
6.500%, 05/01/2027 (a)	140,000	23,266
6.750%, 03/31/2029 (a)	165,000	28,279
AVAYA, Inc.
6.125%, 09/15/2028	305,000	93,425
British Telecommunications PLC Sub
4.250%, 11/23/2081	150,000	134,429
4.875%, 11/23/2081	150,000	123,908
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/2025 (a)	305,000	305,407
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026 (a)	230,000	226,272
5.125%, 05/01/2027 (a)	1,000,000	954,210
5.000%, 02/01/2028 (a)	765,000	714,831
5.375%, 06/01/2029 (a)	460,000	426,013
6.375%, 09/01/2029 (a)	459,000	443,222
4.750%, 03/01/2030 (a)	936,000	821,115
4.500%, 08/15/2030 (a)	845,000	723,459
4.250%, 02/01/2031 (a)	923,000	770,013
4.750%, 02/01/2032 (a)	368,000	312,397
4.500%, 05/01/2032	890,000	737,605
4.500%, 06/01/2033 (a)	546,000	444,417
4.250%, 01/15/2034 (a)	613,000	479,578
Cinemark USA, Inc.
5.250%, 07/15/2028 (a)	240,000	197,093
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/2027 (a)	380,000	347,445
7.750%, 04/15/2028 (a)	304,000	259,160
7.500%, 06/01/2029 (a)	323,000	261,863
Cloud Software Group Holdings, Inc.
6.500%, 03/31/2029 (a)	1,230,000	1,081,138
CMG Media Corp.
8.875%, 12/15/2027 (a)	315,000	246,209
CommScope Technologies LLC
6.000%, 06/15/2025 (a)	405,000	384,009
5.000%, 03/15/2027 (a)	233,000	178,212
CommScope, Inc.
6.000%, 03/01/2026 (a)	457,000	440,148
8.250%, 03/01/2027 (a)	303,000	258,151
7.125%, 07/01/2028 (a)	212,000	166,316
4.750%, 09/01/2029 (a)	380,000	315,189
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)	635,000	608,000
Consolidated Communications, Inc.
5.000%, 10/01/2028 (a)	120,000	90,190
6.500%, 10/01/2028 (a)	229,000	187,065
CSC Holdings, LLC
5.250%, 06/01/2024	227,000	221,871
5.375%, 02/01/2028	305,000	256,278
5.500%, 04/15/2027 (a)	400,000	352,800
7.500%, 04/01/2028 (a)	320,000	235,198
6.500%, 02/01/2029 (a)	547,000	476,142
5.750%, 01/15/2030 (a)	690,000	437,305
4.125%, 12/01/2030 (a)	343,000	252,393
4.625%, 12/01/2030 (a)	711,000	421,244
3.375%, 02/15/2031 (a)	304,000	213,327
4.500%, 11/15/2031 (a)	463,000	340,731
5.000%, 11/15/2031 (a)	150,000	90,181
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (a)	1,137,000	1,031,577
Dish DBS Corp.
5.875%, 11/15/2024	615,000	581,129
7.750%, 07/01/2026	615,000	500,287
5.250%, 12/01/2026 (a)	850,000	734,124
7.375%, 07/01/2028	305,000	219,533
5.750%, 12/01/2028 (a)	766,000	628,224
5.125%, 06/01/2029	460,000	290,784
Dish Network Corp.
11.750%, 11/15/2027 (a)	1,075,000	1,118,769
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co, Inc.
6.750%, 01/15/2030 (a)	382,000	317,526
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (a)	353,000	337,542
5.000%, 05/01/2028 (a)	477,000	431,446
6.750%, 05/01/2029 (a)	305,000	261,928
5.875%, 11/01/2029	226,000	184,726
6.000%, 01/15/2030 (a)	313,000	256,297
8.750%, 05/15/2030 (a)	368,000	381,719
Gray Escrow II, Inc.
5.375%, 11/15/2031 (a)	398,000	302,121
Gray Television, Inc.
5.875%, 07/15/2026 (a)	215,000	197,255
7.000%, 05/15/2027 (a)	230,000	209,556
4.750%, 10/15/2030 (a)	245,000	181,044
Hughes Satellite Systems Corp.
5.250%, 08/01/2026	229,000	222,112
6.625%, 08/01/2026	230,000	222,747
iHeartCommunications, Inc.
6.375%, 05/01/2026	243,000	232,459
8.375%, 05/01/2027	386,000	345,495
5.250%, 08/15/2027 (a)	230,000	206,846
4.750%, 01/15/2028	150,000	128,442
Iliad Holding SASU
6.500%, 10/15/2026 (a)	369,000	349,901
7.000%, 10/15/2028 (a)	273,000	256,752
Intelsat Jackson Holdings SA
6.500%, 03/15/2030 (a)	920,000	837,660
Lamar Media Corp.
3.750%, 02/15/2028	180,000	163,458
4.875%, 01/15/2029	120,000	113,068
4.000%, 02/15/2030	165,000	147,064
3.625%, 01/15/2031	165,000	140,326
Level 3 Financing, Inc.
3.400%, 03/01/2027 (a)	235,000	202,719
4.625%, 09/15/2027 (a)	308,000	261,457
4.250%, 07/01/2028 (a)	374,000	296,868
3.625%, 01/15/2029 (a)	255,000	190,103
3.750%, 07/15/2029 (a)	275,000	201,850
3.875%, 11/15/2029 (a)	228,000	183,876
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (a)	175,000	170,217
6.500%, 05/15/2027 (a)	360,000	361,871
4.750%, 10/15/2027 (a)	288,000	267,062
Lumen Technologies, Inc.
5.125%, 12/15/2026 (a)	230,000	196,443
4.000%, 02/15/2027 (a)	385,000	324,838
4.500%, 01/15/2029 (a)	305,000	205,500
5.375%, 06/15/2029 (a)	155,000	107,594
McGraw-Hill Education, Inc.
5.750%, 08/01/2028 (a)	277,000	243,790
8.000%, 08/01/2029 (a)	221,000	188,786
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (a)	365,000	340,802
News Corp.
3.875%, 05/15/2029 (a)	306,000	274,219
5.125%, 02/15/2032 (a)	150,000	141,419
Nexstar Media, Inc.
5.625%, 07/15/2027 (a)	549,000	525,135
4.750%, 11/01/2028 (a)	307,000	274,389
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (a)	198,000	182,401
4.250%, 01/15/2029 (a)	150,000	129,120
4.625%, 03/15/2030 (a)	150,000	129,002
Paramount Global
6.250%, 02/28/2057	205,000	177,628
6.375%, 03/30/2062	311,000	270,954
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (a)	230,000	165,431
5.875%, 09/01/2031 (a)	229,000	159,973
Rackspace Technology Global, Inc.
5.375%, 12/01/2028 (a)	165,000	60,965
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026 (a)	280,000	214,416
6.500%, 09/15/2028 (a)	305,000	159,306
Roblox Corp.
3.875%, 05/01/2030 (a)	306,000	258,799
Scripps Escrow II, Inc.
3.875%, 01/15/2029 (a)	160,000	133,875
Scripps Escrow, Inc.
5.875%, 07/15/2027 (a)	135,000	119,990
Seagate HDD Cayman
9.625%, 12/01/2032 (a)	230,000	260,744
Sinclair Television Group, Inc.
4.125%, 12/01/2030 (a)	230,000	182,494
5.500%, 03/01/2030	150,000	119,790
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (a)	305,000	274,951
5.000%, 08/01/2027 (a)	460,000	437,308
4.000%, 07/15/2028 (a)	615,000	548,199
5.500%, 07/01/2029 (a)	382,000	358,492
4.125%, 07/01/2030 (a)	458,000	392,728
3.875%, 09/01/2031 (a)	458,000	377,278
Spectrum Brands, Inc.
3.875%, 03/15/2031 (a)	150,000	121,091
Sprint LLC
7.125%, 06/15/2024	765,000	782,229
7.625%, 02/15/2025	458,000	476,019
7.625%, 03/01/2026	461,000	488,214
Stagwell Global LLC
5.625%, 08/15/2029 (a)	338,000	296,617
Tegna, Inc.
4.750%, 03/15/2026 (a)	165,000	159,654
4.625%, 03/15/2028	306,000	287,544
5.000%, 09/15/2029	334,000	315,131
Telecom Italia SpA
5.303%, 05/30/2024 (a)	460,000	448,500
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (a)	200,000	186,900
Telesat Canada / Telesat LLC
5.625%, 12/06/2026 (a)	150,000	69,482
4.875%, 06/01/2027 (a)	120,000	58,937
Univision Communications, Inc.
5.125%, 02/15/2025 (a)	455,000	443,827
6.625%, 06/01/2027 (a)	459,000	450,401
4.500%, 05/01/2029 (a)	319,000	274,905
7.375%, 06/30/2030 (a)	275,000	270,033
UPC Broadband Finco BV
4.875%, 07/15/2031 (a)	380,000	334,839
UPC Holding BV
5.500%, 01/15/2028 (a)	135,000	123,370
Vericast Corp.
13.000%, 10/15/2027	135,000	154,069
Videotron Ltd.
5.375%, 06/15/2024 (a)	183,000	181,986
5.125%, 04/15/2027 (a)	183,000	175,900
3.625%, 06/15/2029 (a)	150,000	130,701
Virgin Media Finance PLC
5.000%, 07/15/2030 (a)	280,000	235,382
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (a)	440,000	406,537
4.500%, 08/15/2030 (a)	285,000	246,187
Vmed O2 UK Financing I PLC
4.750%, 07/15/2031 (a)	423,000	360,218
Vodafone Group PLC
7.000%, 04/04/2079	615,000	634,191
4.125%, 06/04/2081	305,000	247,325
3.250%, 06/04/2081	150,000	130,344
VZ Secured Financing BV
5.000%, 01/15/2032 (a)	465,000	396,100
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a)	434,000	351,954
WMG Acquisition Corp.
3.000%, 02/15/2031 (a)	243,000	201,839
Zayo Group Holdings, Inc.
4.000%, 03/01/2027 (a)	455,000	361,475
6.125%, 03/01/2028 (a)	329,000	226,709
Ziggo Bond Co BV
6.000%, 01/15/2027 (a)	195,000	184,642
5.125%, 02/28/2030 (a)	150,000	124,174
Ziggo BV
4.875%, 01/15/2030 (a)	310,000	270,433
		52,455,654
Consumer Discretionary - 14.1%
Asbury Automotive Group, Inc.
4.500%, 03/01/2028	120,000	108,811
4.625%, 11/15/2029 (a)	250,000	221,258
4.750%, 03/01/2030	135,000	118,225
5.000%, 02/15/2032 (a)	185,000	158,794
Aston Martin Capital Holdings Ltd.
10.500%, 11/30/2025 (a)	350,000	342,174
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.750%, 07/15/2027	120,000	112,914
4.750%, 04/01/2028	150,000	132,190
5.375%, 03/01/2029 (a)	175,000	156,690
Bath & Body Works, Inc.
5.250%, 02/01/2028	150,000	141,873
6.625%, 10/01/2030 (a)	304,000	295,838
Boyd Gaming Corp.
4.750%, 12/01/2027	306,000	291,213
4.750%, 06/15/2031 (a)	275,000	247,818
Caesars Entertainment, Inc.
6.250%, 07/01/2025 (a)	1,044,000	1,040,250
8.125%, 07/01/2027 (a)	551,000	557,956
4.625%, 10/15/2029 (a)	365,000	312,590
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/2028 (a)	620,000	671,290
Carvana Co.
5.625%, 10/01/2025 (a)	155,000	77,703
5.500%, 04/15/2027	180,000	81,625
5.875%, 10/01/2028	180,000	79,723
4.875%, 09/01/2029	230,000	102,681
10.250%, 05/01/2030 (a)	1,005,000	540,709
CDI Escrow Issuer, Inc.
5.750%, 04/01/2030 (a)	365,000	346,715
Cedar Fair LP
5.500%, 05/01/2025 (a)	305,000	303,111
5.375%, 04/15/2027	150,000	145,713
5.250%, 07/15/2029	150,000	137,698
Century Communities, Inc.
6.750%, 06/01/2027	156,000	154,037
3.875%, 08/15/2029 (a)	150,000	126,282
Churchill Downs, Inc.
5.500%, 04/01/2027 (a)	182,000	176,698
4.750%, 01/15/2028 (a)	220,000	206,133
Cinemark USA, Inc.
5.875%, 03/15/2026 (a)	120,000	107,925
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/2026 (a)	278,000	276,646
8.500%, 05/15/2027 (a)	596,000	594,465
Dana, Inc.
5.375%, 11/15/2027	120,000	114,120
5.625%, 06/15/2028	120,000	113,153
4.250%, 09/01/2030	120,000	101,671
eG Global Finance PLC
6.750%, 02/07/2025 (a)	235,000	218,176
8.500%, 10/30/2025 (a)	200,000	188,823
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/2026 (a)	205,000	188,791
5.875%, 04/01/2029 (a)	254,000	212,407
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/2029 (a)	310,000	274,001
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	240,000	217,500
GAP, Inc.
3.625%, 10/01/2029	230,000	176,845
3.875%, 10/01/2031 (a)	230,000	171,719
Garda World Security Corp.
7.750%, 02/15/2028 (a)	120,000	121,819
6.000%, 06/01/2029 (a)	150,000	125,410
Grand Canyon University
4.125%, 10/01/2024	150,000	142,875
5.125%, 10/01/2028	120,000	113,891
Hanesbrands, Inc.
4.625%, 05/15/2024 (a)	280,000	276,090
4.875%, 05/15/2026 (a)	280,000	262,288
Herbalife Nutrition Ltd. / HLF Financing, Inc.
7.875%, 09/01/2025 (a)	180,000	169,119
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/2025 (a)	150,000	149,317
5.750%, 05/01/2028	150,000	148,407
3.750%, 05/01/2029 (a)	242,000	215,292
4.875%, 01/15/2030	309,000	291,718
4.000%, 05/01/2031 (a)	335,000	290,766
3.625%, 02/15/2032 (a)	458,000	383,545
Hilton Grand Vacations Borrower Escrow LLC
5.000%, 06/01/2029 (a)	265,000	237,359
4.875%, 07/01/2031 (a)	150,000	130,252
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, 04/01/2027	175,000	169,563
International Game Technology PLC
6.500%, 02/15/2025 (a)	215,000	217,395
4.125%, 04/15/2026 (a)	227,000	215,326
6.250%, 01/15/2027 (a)	228,000	228,275
5.250%, 01/15/2029 (a)	235,000	224,229
Jaguar Land Rover Automotive PLC
7.750%, 10/15/2025 (a)	220,000	217,013
5.875%, 01/15/2028 (a)	202,000	172,033
Kohl's Corp.
3.625%, 05/01/2031	150,000	111,339
L Brands, Inc.
7.500%, 06/15/2029	150,000	152,366
Las Vegas Sands Corp.
3.200%, 08/08/2024	539,000	518,784
2.900%, 06/25/2025	150,000	140,449
3.500%, 08/18/2026	309,000	287,693
3.900%, 08/08/2029	226,000	202,302
LBM Acquisition LLC
6.250%, 01/15/2029 (a)	254,000	191,379
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (a)	310,000	256,303
Life Time, Inc.
5.750%, 01/15/2026 (a)	287,000	276,192
8.000%, 04/15/2026 (a)	145,000	140,675
Lithia Motors, Inc.
4.625%, 12/15/2027 (a)	120,000	111,740
3.875%, 06/01/2029 (a)	250,000	212,772
4.375%, 01/15/2031 (a)	165,000	139,246
Live Nation Entertainment, Inc.
3.750%, 01/15/2028	150,000	133,828
Macy's Retail Holdings LLC
5.875%, 04/01/2029 (a)	154,000	143,285
5.875%, 03/15/2030 (a)	130,000	118,805
6.125%, 03/15/2032 (a)	130,000	116,551
Madison IAQ LLC
4.125%, 06/30/2028 (a)	220,000	194,616
5.875%, 06/30/2029 (a)	320,000	254,371
Mattel, Inc.
3.375%, 04/01/2026 (a)	185,000	172,750
5.875%, 12/15/2027 (a)	185,000	184,765
3.750%, 04/01/2029	180,000	161,555
Melco Resorts Finance Ltd.
4.875%, 06/06/2025	305,000	288,225
5.250%, 04/26/2026	150,000	141,188
5.625%, 07/17/2027	200,000	182,328
5.750%, 07/21/2028	260,000	234,404
5.375%, 12/04/2029	350,000	301,175
Meritage Homes Corp.
6.000%, 06/01/2025	120,000	120,769
3.875%, 04/15/2029 (a)	135,000	119,811
MGM China Holdings Limited
5.375%, 05/15/2024	230,000	223,629
5.250%, 06/18/2025	150,000	142,654
5.875%, 05/15/2026	230,000	217,887
4.750%, 02/01/2027	230,000	207,062
MGM Resorts International
6.750%, 05/01/2025	230,000	231,845
5.750%, 06/15/2025	199,000	196,726
5.500%, 04/15/2027	198,000	190,990
4.750%, 10/15/2028	235,000	212,697
4.625%, 09/01/2026	120,000	113,175
Murphy Oil USA, Inc.
4.750%, 09/15/2029	150,000	137,443
3.750%, 02/15/2031	150,000	125,581
NCL Corp Ltd.
3.625%, 12/15/2024 (a)	170,000	159,812
5.875%, 02/15/2027 (a)	310,000	290,586
NCL Finance Ltd.
6.125%, 03/15/2028 (a)	160,000	130,241
Newell Brands, Inc.
4.875%, 06/01/2025	150,000	146,831
4.450%, 04/01/2026	620,000	586,787
6.375%, 09/15/2027	150,000	151,099
6.625%, 09/15/2029	150,000	153,306
NMG Holding Co., Inc / Neiman Marcus Group LLC
7.125%, 04/01/2026 (a)	340,000	327,080
Nordstrom, Inc.
4.375%, 04/01/2030	150,000	119,689
4.250%, 08/01/2031	130,000	97,803
Odeon Finco PLC
12.750%, 11/01/2027	120,000	110,832
Penske Automotive Group, Inc.
3.500%, 09/01/2025	167,000	158,345
3.750%, 06/15/2029	150,000	127,034
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/2028 (a)	368,000	342,698
7.750%, 02/15/2029 (a)	355,000	351,903
PumaInternational
5.125%, 10/06/2024	200,000	193,468
5.000%, 01/24/2026	230,000	211,945
QVC, Inc.
4.850%, 04/01/2024	180,000	172,527
4.450%, 02/15/2025	175,000	149,288
4.750%, 02/15/2027	175,000	132,878
4.375%, 09/01/2028	150,000	96,973
Rakuten Group, Inc.
10.250%, 11/30/2024 (a)	290,000	294,704
5.125%, 10/22/2171	230,000	201,825
Rolls-Royce PLC
3.625%, 10/14/2025 (a)	308,000	284,734
5.750%, 10/15/2027 (a)	308,000	299,758
Scientific Games International, Inc.
8.625%, 07/01/2025 (a)	160,000	163,207
7.000%, 05/15/2028 (a)	215,000	213,319
7.250%, 11/15/2029 (a)	150,000	150,585
Service Corp International
4.625%, 12/15/2027	165,000	157,893
5.125%, 06/01/2029	231,000	221,783
3.375%, 08/15/2030	260,000	218,868
4.000%, 05/15/2031	243,000	212,805
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (a)	290,000	284,177
5.500%, 04/15/2027 (a)	150,000	141,567
Sonic Automotive, Inc.
4.625%, 11/15/2029 (a)	200,000	165,719
4.875%, 11/15/2031	150,000	119,777
Sotheby's
7.375%, 10/15/2027 (a)	235,000	227,468
SRS Distribution, Inc.
4.625%, 07/01/2028 (a)	199,000	184,636
6.125%, 07/01/2029 (a)	135,000	116,271
6.000%, 12/01/2029 (a)	260,000	222,470
Staples, Inc.
7.500%, 04/15/2026 (a)	615,000	547,310
10.750%, 04/15/2027 (a)	310,000	236,725
Station Casinos LLC
4.500%, 02/15/2028 (a)	208,000	187,516
4.625%, 12/01/2031 (a)	150,000	126,605
Studio City Finance Ltd.
6.000%, 07/15/2025	150,000	141,563
6.500%, 01/15/2028	150,000	135,750
5.000%, 01/15/2029	335,000	272,606
Tempur Sealy International, Inc.
4.000%, 04/15/2029 (a)	247,000	216,062
3.875%, 10/15/2031 (a)	250,000	206,291
The Goodyear Tire & Rubber Co.
5.000%, 05/31/2026	275,000	265,878
4.875%, 03/15/2027	217,000	203,438
9.500%, 05/31/2025	245,000	253,196
5.000%, 07/15/2029	265,000	233,792
5.250%, 04/30/2031	165,000	144,157
5.250%, 07/15/2031	185,000	156,561
5.625%, 04/30/2033	135,000	115,608
The Michaels Cos., Inc.
5.250%, 05/01/2028 (a)	265,000	221,325
7.875%, 05/01/2029 (a)	400,000	304,500
Travel + Leisure Co.
6.625%, 07/31/2026 (a)	202,000	200,705
6.000%, 04/01/2027	120,000	117,884
4.500%, 12/01/2029 (a)	205,000	176,596
Uber Technologies, Inc.
6.250%, 01/15/2028	150,000	146,953
United Rentals North America, Inc.
5.500%, 05/15/2027	150,000	149,250
3.875%, 11/15/2027	230,000	218,647
Viking Cruises Ltd.
13.000%, 05/15/2025 (a)	210,000	222,936
5.875%, 09/15/2027 (a)	250,000	213,347
7.000%, 02/15/2029 (a)	150,000	130,132
VOC Escrow Ltd.
5.000%, 02/15/2028 (a)	207,000	182,031
WMG Acquisition Corp.
3.750%, 12/01/2029	165,000	145,434
3.875%, 07/15/2030	160,000	141,243
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/2025 (a)	550,000	537,207
5.250%, 05/15/2027 (a)	278,000	261,531
Wynn Macau Ltd.
4.875%, 10/01/2024	200,000	192,468
5.500%, 01/15/2026	305,000	284,707
5.500%, 10/01/2027 (a)	230,000	206,166
5.625%, 08/26/2028	415,000	366,166
5.125%, 12/15/2029	305,000	254,719
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.750%, 04/15/2025 (a)	180,000	180,975
5.125%, 10/01/2029 (a)	230,000	206,093
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	250,000	234,159
3.625%, 03/15/2031	324,000	276,800
4.625%, 01/31/2032	335,000	306,198
5.375%, 04/01/2032	307,000	290,795
ZF North America Capital, Inc.
4.750%, 04/29/2025 (a)	333,000	321,568
		40,482,575
Consumer Staples - 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, 03/15/2026 (a)	231,000	213,710
7.500%, 03/15/2026 (a)	182,000	186,887
4.625%, 01/15/2027 (a)	411,000	390,248
5.875%, 02/15/2028 (a)	228,000	223,122
3.500%, 03/15/2029 (a)	413,000	356,859
4.875%, 02/15/2030 (a)	311,000	286,494
Aramark Services, Inc.
5.000%, 04/01/2025 (a)	180,000	177,033
6.375%, 05/01/2025 (a)	460,000	460,678
5.000%, 02/01/2028 (a)	354,000	334,141
B&G Foods, Inc.
5.250%, 04/01/2025	274,000	250,022
5.250%, 09/15/2027	165,000	133,661
Central Garden & Pet Co.
4.125%, 10/15/2030	150,000	127,697
4.125%, 04/30/2031 (a)	120,000	100,789
Coty, Inc.
6.500%, 04/15/2026 (a)	145,000	143,116
5.000%, 04/15/2026 (a)	280,000	268,390
Darling Ingredients, Inc.
5.250%, 04/15/2027 (a)	150,000	146,465
6.000%, 06/15/2030 (a)	307,000	305,844
Edgewell Personal Care Co.
5.500%, 06/01/2028 (a)	230,000	216,869
4.125%, 04/01/2029	150,000	131,686
Energizer Holdings, Inc.
4.750%, 06/15/2028 (a)	180,000	160,477
4.375%, 03/31/2029 (a)	245,000	212,379
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (a)	226,000	219,510
Kronos Acquisition Holdings, Inc / KIK Custom Products, Inc.
5.000%, 12/31/2026 (a)	145,000	131,809
Lamb Weston Holdings, Inc.
4.125%, 01/31/2030 (a)	301,000	269,521
4.375%, 01/31/2032 (a)	215,000	192,509
4.875%, 05/15/2028	150,000	145,266
Performance Food Group, Inc.
5.500%, 10/15/2027 (a)	331,000	319,000
4.250%, 08/01/2029 (a)	310,000	276,501
Pilgrim's Pride Corp.
5.875%, 09/30/2027 (a)	260,000	258,278
4.250%, 04/15/2031 (a)	310,000	269,928
3.500%, 03/01/2032 (a)	280,000	228,189
Post Holdings, Inc.
5.750%, 03/01/2027 (a)	140,000	138,081
5.625%, 01/15/2028 (a)	285,000	276,191
5.500%, 12/15/2029 (a)	380,000	352,587
4.625%, 04/15/2030 (a)	460,000	405,315
4.500%, 09/15/2031 (a)	415,000	357,869
Rakuten Group, Inc.
6.250%, 10/22/2171	305,000	251,900
Resorts World Las Vegas LLC
4.625%, 04/16/2029	305,000	249,164
Rite Aid Corp.
8.000%, 11/15/2026 (a)	265,000	148,113
TKC Holdings, Inc.
6.875%, 05/15/2028	130,000	106,447
10.500%, 05/15/2029 (a)	212,000	129,557
US Foods, Inc.
6.250%, 04/15/2025 (a)	305,000	305,938
4.750%, 02/15/2029 (a)	275,000	251,952
4.625%, 06/01/2030 (a)	150,000	134,626
Vector Group Ltd.
10.500%, 11/01/2026 (a)	170,000	171,345
5.750%, 02/01/2029 (a)	270,000	233,286
		10,649,449
Energy - 11.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 05/20/2025	214,000	207,838
5.875%, 08/20/2026	210,000	203,413
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/2026 (a)	168,000	172,612
5.750%, 03/01/2027 (a)	200,000	194,251
5.750%, 01/15/2028 (a)	198,000	189,594
5.375%, 06/15/2029 (a)	234,000	217,919
Antero Resources Corp.
7.625%, 02/01/2029 (a)	125,000	128,003
5.375%, 03/01/2030 (a)	175,000	163,418
Apache Corp.
4.250%, 01/15/2030	171,000	156,665
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a)	245,000	233,038
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/01/2026 (a)	180,000	172,365
Buckeye Partners LP
4.125%, 03/01/2025 (a)	150,000	142,659
3.950%, 12/01/2026	185,000	169,907
4.125%, 12/01/2027	120,000	108,695
4.500%, 03/01/2028 (a)	154,000	141,420
Callon Petroleum Co.
8.000%, 08/01/2028 (a)	196,000	196,242
7.500%, 06/15/2030 (a)	185,000	179,229
Calumet Specialty Products Partners LP / Calumet Finance Corp.
11.000%, 04/15/2025 (a)	165,000	173,053
Chesapeake Energy Corp.
5.500%, 02/01/2026 (a)	150,000	145,662
5.875%, 02/01/2029 (a)	150,000	143,803
6.750%, 04/15/2029 (a)	290,000	287,289
Citgo Holding, Inc.
9.250%, 08/01/2024 (a)	420,000	422,610
Citgo Petroleum Corp.
7.000%, 06/15/2025 (a)	346,000	343,471
6.375%, 06/15/2026 (a)	204,000	200,142
Clearway Energy Operating LLC
4.750%, 03/15/2028 (a)	261,000	246,520
3.750%, 02/15/2031 (a)	284,000	239,777
CNX Resources Corp.
6.000%, 01/15/2029 (a)	150,000	138,448
7.375%, 01/15/2031 (a)	150,000	146,062
Comstock Resources, Inc.
6.750%, 03/01/2029 (a)	373,000	342,932
5.875%, 01/15/2030 (a)	297,000	259,382
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (a)	427,000	389,247
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.750%, 04/01/2025	150,000	148,037
5.625%, 05/01/2027 (a)	185,000	177,046
6.000%, 02/01/2029 (a)	215,000	204,232
8.000%, 04/01/2029 (a)	140,000	143,107
7.375%, 02/01/2031 (a)	180,000	181,319
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/2025 (a)	364,000	355,342
CVR Energy, Inc.
5.250%, 02/15/2025 (a)	175,000	169,064
5.750%, 02/15/2028 (a)	120,000	109,961
DT Midstream, Inc.
4.125%, 06/15/2029 (a)	335,000	298,708
4.375%, 06/15/2031 (a)	309,000	270,717
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/2028 (a)	305,000	299,205
EnLink Midstream LLC
5.375%, 06/01/2029	150,000	144,179
6.500%, 09/01/2030 (a)	211,000	215,240
5.625%, 01/15/2028	150,000	146,790
EnLink Midstream Partners LP
4.150%, 06/01/2025	130,000	125,401
4.850%, 07/15/2026	150,000	145,366
EQM Midstream Partners LP
6.000%, 07/01/2025 (a)	120,000	118,271
4.125%, 12/01/2026	150,000	135,868
7.500%, 06/01/2027 (a)	150,000	150,182
6.500%, 07/01/2027 (a)	279,000	274,324
5.500%, 07/15/2028	264,000	243,849
4.500%, 01/15/2029 (a)	248,000	217,838
7.500%, 06/01/2030 (a)	154,000	154,123
4.750%, 01/15/2031 (a)	342,000	290,233
FMG Resources 2006 Pty Ltd.
5.125%, 05/15/2024 (a)	228,000	226,691
4.500%, 09/15/2027 (a)	185,000	176,922
5.875%, 04/15/2030 (a)	220,000	214,759
4.375%, 04/01/2031 (a)	460,000	405,131
6.125%, 04/15/2032 (a)	251,000	244,982
Genesis Energy LP / Genesis Energy Finance Corp.
6.500%, 10/01/2025	165,000	162,319
8.000%, 01/15/2027	308,000	302,998
7.750%, 02/01/2028	208,000	201,384
Hess Midstream Operations LP
5.625%, 02/15/2026 (a)	245,000	242,291
5.125%, 06/15/2028 (a)	165,000	155,579
4.250%, 02/15/2030 (a)	227,000	199,121
5.500%, 10/15/2030 (a)	120,000	112,057
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a)	181,000	172,810
5.750%, 02/01/2029 (a)	185,000	172,277
6.000%, 02/01/2031 (a)	184,000	169,492
ITT Holdings LLC
6.500%, 08/01/2029 (a)	380,000	330,236
Kinetik Holdings LP
5.875%, 06/15/2030 (a)	305,000	290,157
MEG Energy Corp.
7.125%, 02/01/2027 (a)	222,000	228,002
5.875%, 02/01/2029 (a)	180,000	172,115
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (a)	220,000	203,661
10.500%, 05/15/2027 (a)	150,000	146,490
Murphy Oil Corp.
5.875%, 12/01/2027	165,000	161,492
6.375%, 07/15/2028	136,000	134,543
Nabors Industries Ltd.
7.250%, 01/15/2026 (a)	170,000	164,545
Nabors Industries, Inc.
5.750%, 02/01/2025	150,000	145,616
7.375%, 05/15/2027 (a)	217,000	216,885
New Fortress Energy, Inc.
6.750%, 09/15/2025 (a)	381,000	365,252
6.500%, 09/30/2026 (a)	465,000	428,503
NextEra Energy Operating Partners LP
4.250%, 07/15/2024 (a)	212,000	207,307
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (a)	635,000	600,648
NuStar Logistics LP
5.750%, 10/01/2025	185,000	183,273
6.000%, 06/01/2026	150,000	147,281
5.625%, 04/28/2027	165,000	158,572
6.375%, 10/01/2030	185,000	178,292
Occidental Petroleum Corp.
2.900%, 08/15/2024	201,000	192,882
5.875%, 09/01/2025	255,000	258,414
5.500%, 12/01/2025	204,000	205,080
5.550%, 03/15/2026	329,000	332,678
8.500%, 07/15/2027	150,000	166,581
6.375%, 09/01/2028	182,000	189,190
8.875%, 07/15/2030	306,000	360,893
6.625%, 09/01/2030	459,000	487,829
6.125%, 01/01/2031	380,000	396,981
7.500%, 05/01/2031	263,000	292,969
7.875%, 09/15/2031	145,000	164,387
Parkland Corp.
5.875%, 07/15/2027 (a)	150,000	144,067
4.500%, 10/01/2029 (a)	248,000	213,071
4.625%, 05/01/2030 (a)	250,000	215,166
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/2025	210,000	209,492
6.000%, 02/15/2028	247,000	233,221
Permian Resources Operating LLC
5.875%, 07/01/2029 (a)	215,000	201,805
Range Resources Corp.
4.875%, 05/15/2025	227,000	219,253
8.250%, 01/15/2029	184,000	189,610
Rockies Express Pipeline LLC
3.600%, 05/15/2025 (a)	120,000	113,599
4.950%, 07/15/2029 (a)	173,000	156,573
SM Energy Co.
6.750%, 09/15/2026	125,000	122,982
6.625%, 01/15/2027	125,000	122,147
6.500%, 07/15/2028	120,000	114,613
Southwestern Energy Co.
7.750%, 10/01/2027	125,000	130,105
5.375%, 02/01/2029	215,000	203,451
5.375%, 03/15/2030	367,000	341,870
4.750%, 02/01/2032	353,000	310,195
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/2031 (a)	203,000	176,885
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.500%, 10/15/2026 (a)	240,000	234,000
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027	181,000	181,128
4.500%, 05/15/2029	248,000	224,707
4.500%, 04/30/2030	245,000	218,681
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.500%, 10/01/2025 (a)	183,000	186,085
6.000%, 03/01/2027 (a)	130,000	123,388
5.500%, 01/15/2028 (a)	229,000	211,117
6.000%, 12/31/2030 (a)	235,000	214,324
6.000%, 09/01/2031 (a)	150,000	135,150
TerraForm Power Operating LLC
5.000%, 01/31/2028 (a)	219,000	205,874
4.750%, 01/15/2030 (a)	214,000	193,425
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (a)	134,063	133,215
Transocean, Inc.
7.500%, 01/15/2026	175,000	162,993
11.500%, 01/30/2027 (a)	215,000	224,643
8.000%, 02/01/2027	185,000	170,460
8.750%, 02/15/2030 (a)	360,000	372,195
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 04/01/2026	219,000	214,640
6.875%, 09/01/2027	227,000	220,445
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (a)	380,000	338,762
6.250%, 01/15/2030 (a)	305,000	311,190
4.125%, 08/15/2031 (a)	380,000	337,442
3.875%, 11/01/2033 (a)	381,000	324,136
Vistra Operations Co. LLC
5.625%, 02/15/2027 (a)	400,000	387,733
5.000%, 07/31/2027 (a)	400,000	376,996
4.375%, 05/01/2029 (a)	385,000	339,189
Vital Energy, Inc.
9.500%, 01/15/2025	145,000	146,496
Weatherford International Ltd.
6.500%, 09/15/2028 (a)	150,000	149,412
8.625%, 04/30/2030 (a)	490,000	494,895
Western Midstream Operating LP
3.350%, 02/01/2025	223,000	213,220
4.650%, 07/01/2026	145,000	139,735
4.500%, 03/01/2028	120,000	113,534
4.750%, 08/15/2028	120,000	113,224
4.050%, 02/01/2030	365,000	334,333
		33,008,507
Financials - 11.1%
Acrisure LLC / Acrisure Finance, Inc.
7.000%, 11/15/2025 (a)	280,000	266,756
10.125%, 08/01/2026 (a)	120,000	120,146
4.250%, 02/15/2029 (a)	213,000	177,165
6.000%, 08/01/2029 (a)	150,000	122,615
AG Issuer LLC
6.250%, 03/01/2028	150,000	142,657
AG TTMT Escrow Issuer LLC
8.625%, 09/30/2027	150,000	154,959
Albion Financing 2SARL
6.125%, 10/15/2026	170,000	152,783
8.750%, 04/15/2027 (a)	135,000	115,087
Alliant Holdings Intermediate LLC / Alliant Holdings Co.
4.250%, 10/15/2027 (a)	227,000	208,272
6.750%, 10/15/2027 (a)	417,000	390,679
5.875%, 11/01/2029	135,000	117,723
Ally Financial, Inc.
5.750%, 11/20/2025	319,000	317,050
AssuredPartners, Inc.
7.000%, 08/15/2025 (a)	150,000	148,299
5.625%, 01/15/2029 (a)	165,000	141,065
C&W Senior Financing DAC
6.875%, 09/15/2027 (a)	380,000	363,846
Coinbase Global, Inc.
3.375%, 10/01/2028 (a)	305,000	197,314
3.625%, 10/01/2031	305,000	178,143
Compass Group Diversified Holdings LLC
5.250%, 04/15/2029 (a)	310,000	279,353
Curo Group Holdings Corp.
7.500%, 08/01/2028	305,000	140,202
Dana Financing Luxembourg Sarl
5.750%, 04/15/2025 (a)	120,000	118,921
Energean Israel Finance Ltd.
4.500%, 03/30/2024 (a)	190,000	185,820
4.875%, 03/30/2026	190,000	178,125
5.375%, 03/30/2028	190,000	175,631
5.875%, 03/30/2031	190,000	171,629
Enstar Finance LLC
5.500%, 01/15/2042	150,000	123,919
FirstCash, Inc.
4.625%, 09/01/2028 (a)	150,000	134,191
5.625%, 01/01/2030 (a)	165,000	151,187
Freedom Mortgage Corp.
8.125%, 11/15/2024	130,000	125,665
8.250%, 04/15/2025 (a)	163,000	155,195
7.625%, 05/01/2026 (a)	185,000	162,973
6.625%, 01/15/2027 (a)	198,000	164,625
Genesis Energy LP / Genesis Energy Finance Corp.
8.875%, 04/15/2030	150,000	152,811
Global Atlantic Finance Co.
4.700%, 10/15/2051	230,000	198,323
GTCR AP Finance, Inc.
8.000%, 05/15/2027 (a)	145,000	142,601
HAT Holdings I LLC / HAT Holdings II LLC
6.000%, 04/15/2025 (a)	120,000	117,475
HUB International Ltd.
7.000%, 05/01/2026 (a)	510,000	505,576
5.625%, 12/01/2029 (a)	165,000	147,729
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	336,000	328,440
6.375%, 12/15/2025	225,000	223,310
6.250%, 05/15/2026	385,000	378,720
5.250%, 05/15/2027	446,000	415,494
4.375%, 02/01/2029	235,000	204,964
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (a)	615,000	600,017
5.710%, 01/15/2026 (a)	465,000	456,693
4.198%, 06/01/2032 (a)(b)	230,000	182,792
Jazz Securities DAC
4.375%, 01/15/2029 (a)	458,000	418,461
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.000%, 08/15/2028 (a)	310,000	263,375
Kronos Acquisition Holdings Inc / KIK Custom Products, Inc.
7.000%, 12/31/2027 (a)	160,000	139,657
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (a)	355,000	344,239
5.125%, 07/15/2029 (a)	255,000	222,329
LD Holdings Group LLC
6.500%, 11/01/2025 (a)	150,000	115,296
6.125%, 04/01/2028 (a)	150,000	98,046
Leviathan Bond Limited
6.125%, 06/30/2025 (a)	180,000	179,100
6.500%, 06/30/2027	180,000	177,750
6.750%, 06/30/2030	165,000	161,117
Libtery Mutual Group, Inc.
4.125%, 12/15/2051	150,000	128,586
4.300%, 02/01/2061	245,000	160,003
LPL Holdings, Inc.
4.625%, 11/15/2027 (a)	120,000	114,330
4.000%, 03/15/2029 (a)	281,000	251,117
4.375%, 05/15/2031	120,000	105,204
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
10.000%, 04/15/2025	150,000	131,070
11.500%, 12/15/2028 (a)	205,000	181,890
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (a)	312,000	274,941
5.625%, 01/15/2030	120,000	97,057
MSCI, Inc.
4.000%, 11/15/2029 (a)	305,000	277,953
3.625%, 09/01/2030 (a)	280,000	243,821
3.875%, 02/15/2031 (a)	307,000	271,225
3.625%, 11/01/2031 (a)	180,000	154,103
3.250%, 08/15/2033 (a)	215,000	176,566
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/2027 (a)	185,000	171,882
5.500%, 08/15/2028 (a)	265,000	231,846
5.125%, 12/15/2030 (a)	193,000	156,595
5.750%, 11/15/2031 (a)	180,000	145,159
Navient Corp.
6.125%, 03/25/2024	260,000	259,669
5.875%, 10/25/2024	150,000	148,508
6.750%, 06/25/2025	150,000	149,827
6.750%, 06/15/2026	150,000	147,944
5.000%, 03/15/2027	216,000	197,410
4.875%, 03/15/2028	150,000	132,807
5.500%, 03/15/2029	231,000	204,695
Neptune Bidco US, Inc.
9.290%, 04/15/2029 (a)	600,000	584,391
New Red Finance, Inc.
3.875%, 01/15/2028 (a)	476,000	435,766
4.375%, 01/15/2028 (a)	226,000	208,558
3.500%, 02/15/2029 (a)	227,000	197,185
4.000%, 10/15/2030 (a)	890,000	752,713
5.750%, 04/15/2025 (a)	150,000	149,962
NFP Corp.
4.875%, 08/15/2028 (a)	165,000	144,302
6.875%, 08/15/2028 (a)	634,000	549,833
OneMain Finance Corp.
6.125%, 03/15/2024	400,000	397,080
6.875%, 03/15/2025	381,000	378,508
7.125%, 03/15/2026	490,000	487,501
3.500%, 01/15/2027	235,000	204,760
6.625%, 01/15/2028	250,000	243,867
3.875%, 09/15/2028	185,000	155,631
5.375%, 11/15/2029	231,000	202,570
4.000%, 09/15/2030	265,000	211,661
Outfront Media Capital LLC / Outfront Media Capital Corp.
6.250%, 06/15/2025 (a)	120,000	120,839
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (a)	205,000	190,972
4.250%, 02/15/2029 (a)	197,000	162,214
5.750%, 09/15/2031 (a)	150,000	126,285
Perrigo Finance Unlimited Co.
3.900%, 12/15/2024	215,000	208,172
4.375%, 03/15/2026	213,000	201,953
4.400%, 06/15/2030	228,000	200,369
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/2024 (a)	228,000	225,818
5.750%, 04/15/2026 (a)	415,000	408,661
3.375%, 08/31/2027 (a)	308,000	273,731
6.250%, 01/15/2028 (a)	396,000	375,666
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026 (a)	356,000	318,509
3.625%, 03/01/2029 (a)	235,000	199,364
3.875%, 03/01/2031 (a)	385,000	314,091
4.000%, 10/15/2033 (a)	265,000	210,507
Scripps Escrow II, Inc.
5.375%, 01/15/2031 (a)	130,000	104,005
SLM Corp.
4.200%, 10/29/2025	145,000	135,373
3.125%, 11/02/2026	150,000	132,659
Starwood Property Trust, Inc.
3.750%, 12/31/2024 (a)	120,000	114,113
4.750%, 03/15/2025	152,000	145,859
3.625%, 07/15/2026 (a)	120,000	107,849
4.375%, 01/15/2027 (a)	150,000	134,820
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/2024	380,000	379,065
7.125%, 01/31/2025	305,000	309,514
3.150%, 10/01/2026	1,075,000	964,383
4.750%, 05/09/2027	305,000	282,516
6.750%, 03/01/2028	380,000	382,660
5.125%, 05/09/2029	305,000	281,649
Transocean Titan Financing Ltd.
8.375%, 02/01/2028 (a)	160,000	165,984
UniCredit SpA
5.861%, 06/19/2032 (a)(b)	305,000	279,719
7.296%, 04/02/2034 (a)(b)	387,000	375,895
5.459%, 06/30/2035 (a)(b)	464,000	404,013
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (a)	242,000	226,718
5.750%, 06/15/2027 (a)	150,000	134,887
5.500%, 04/15/2029 (a)	220,000	189,497
Verscend Escrow Corp.
9.750%, 08/15/2026 (a)	335,000	336,570
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (a)	150,000	136,307
VistaJet Malta Finance PLC / XO Management Holding, Inc.
7.875%, 05/01/2027 (a)	150,000	145,346
6.375%, 02/01/2030 (a)	310,000	273,870
Vmed O2 UK Financing I PLC
4.250%, 01/31/2031 (a)	415,000	347,517
		31,602,745
Health Care - 6.8%
AdaptHealth LLC
4.625%, 08/01/2029	150,000	130,703
5.125%, 03/01/2030 (a)	182,000	162,205
Avantor Funding, Inc.
4.625%, 07/15/2028 (a)	475,000	447,642
3.875%, 11/01/2029 (a)	245,000	215,780
Bausch Health Americas, Inc.
9.250%, 04/01/2026	230,000	169,554
8.500%, 01/31/2027	200,000	105,746
Bausch Health Cos, Inc.
5.500%, 11/01/2025 (a)	543,000	460,733
9.000%, 12/15/2025 (a)	295,000	231,194
6.125%, 02/01/2027 (a)	310,000	215,234
5.750%, 08/15/2027	150,000	101,804
5.000%, 01/30/2028 (a)	140,000	62,986
4.875%, 06/01/2028 (a)	490,000	315,629
11.000%, 09/30/2028 (a)	545,000	429,133
5.000%, 02/15/2029	140,000	63,183
6.250%, 02/15/2029	265,000	122,276
5.250%, 01/30/2030	265,000	116,930
5.250%, 02/15/2031	175,000	79,402
Catalent Pharma Solutions, Inc.
5.000%, 07/15/2027 (a)	150,000	142,026
3.500%, 04/01/2030 (a)	200,000	165,741
Charles River Labs International, Inc.
3.750%, 03/15/2029	150,000	133,710
4.250%, 05/01/2028	150,000	138,933
4.000%, 03/15/2031 (a)	150,000	132,511
Community Health Systems, Inc.
8.000%, 03/15/2026 (a)	649,000	632,369
5.625%, 03/15/2027 (a)	589,000	522,157
8.000%, 12/15/2027 (a)	214,000	202,046
6.875%, 04/01/2028 (a)	230,000	139,490
6.000%, 01/15/2029 (a)	281,000	247,016
6.875%, 04/15/2029 (a)	510,000	320,418
6.125%, 04/01/2030 (a)	405,000	243,722
5.250%, 05/15/2030 (a)	477,000	385,507
4.750%, 02/15/2031 (a)	330,000	252,903
DaVita, Inc.
4.625%, 06/01/2030 (a)	845,000	712,225
3.750%, 02/15/2031 (a)	463,000	362,578
Encompass Health Corp.
4.500%, 02/01/2028	243,000	227,168
4.750%, 02/01/2030	242,000	222,144
4.625%, 04/01/2031	120,000	105,755
Hologic, Inc.
4.625%, 02/01/2028	120,000	114,497
3.250%, 02/15/2029 (a)	291,000	256,416
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (a)	175,000	170,870
4.375%, 02/15/2027 (a)	180,000	157,765
LifePoint Health, Inc.
5.375%, 01/15/2029 (a)	150,000	100,419
Medline Borrower LP
3.875%, 04/01/2029 (a)	1,381,000	1,179,754
5.250%, 10/01/2029 (a)	768,000	652,324
ModivCare, Inc.
5.875%, 11/15/2025 (a)	150,000	145,180
Molina Healthcare, Inc.
4.375%, 06/15/2028 (a)	247,000	228,460
3.875%, 11/15/2030 (a)	198,000	170,540
3.875%, 05/15/2032 (a)	235,000	197,357
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/2028 (a)	643,000	584,680
5.125%, 04/30/2031 (a)	615,000	556,141
Owens & Minor, Inc.
4.500%, 03/31/2029 (a)	150,000	122,407
6.625%, 04/01/2030 (a)	185,000	163,846
Prestige Brands, Inc.
5.125%, 01/15/2028	120,000	114,751
3.750%, 04/01/2031 (a)	180,000	153,085
Radiology Partners, Inc.
9.250%, 02/01/2028 (a)	220,000	133,433
RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc.
9.750%, 12/01/2026 (a)	440,000	386,503
RP Escrow Issuer LLC
5.250%, 12/15/2025 (a)	253,000	206,827
Select Medical Corp.
6.250%, 08/15/2026 (a)	373,000	364,665
Teleflex, Inc.
4.625%, 11/15/2027	150,000	143,391
4.250%, 06/01/2028 (a)	150,000	138,539
Tenet Healthcare Corp.
4.625%, 07/15/2024	235,000	232,071
4.625%, 09/01/2024	180,000	177,447
4.875%, 01/01/2026	646,000	629,931
6.250%, 02/01/2027 (a)	458,000	450,843
5.125%, 11/01/2027	459,000	442,389
6.125%, 10/01/2028	765,000	712,307
4.250%, 06/01/2029	430,000	383,506
4.375%, 01/15/2030	445,000	396,232
6.125%, 06/15/2030 (a)	613,000	595,477
4.625%, 06/15/2028	180,000	167,400
		19,348,006
Industrials - 15.3%
Aercap Global Aviation Trust
6.500%, 06/15/2045	150,000	146,827
AerCap Holdings NV
5.875%, 10/10/2079	230,000	220,625
Air Canada
3.875%, 08/15/2026 (a)	365,000	338,099
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/2026 (a)	604,000	582,253
9.750%, 07/15/2027 (a)	328,000	313,674
6.000%, 06/01/2029 (a)	291,000	234,504
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.625%, 06/01/2028 (a)	380,000	328,254
4.625%, 06/01/2028 (a)	236,000	202,076
Allison Transmission, Inc.
4.750%, 10/01/2027 (a)	120,000	113,932
5.875%, 06/01/2029 (a)	150,000	144,581
3.750%, 01/30/2031 (a)	305,000	257,120
American Airlines Group, Inc.
3.750%, 03/01/2025 (a)	153,000	143,531
American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (a)	1,077,000	1,056,678
5.750%, 04/20/2029 (a)	925,000	896,483
American Airlines, Inc.
11.750%, 07/15/2025 (a)	765,000	852,590
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027	150,000	138,569
6.875%, 07/01/2028	120,000	109,358
5.000%, 10/01/2029	180,000	148,553
American Builders & Contractors Supply Co, Inc.
4.000%, 01/15/2028 (a)	212,000	193,850
3.875%, 11/15/2029 (a)	120,000	102,426
APX Group, Inc.
6.750%, 02/15/2027 (a)	184,000	180,538
5.750%, 07/15/2029 (a)	244,000	211,352
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 04/01/2030 (a)	120,000	100,127
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/2027 (a)	150,000	141,919
Bombardier, Inc.
7.500%, 03/15/2025 (a)	355,000	355,874
7.125%, 06/15/2026 (a)	373,000	372,101
7.875%, 04/15/2027 (a)	578,000	576,505
6.000%, 02/15/2028 (a)	229,000	217,402
7.500%, 02/01/2029 (a)	230,000	230,255
Brand Industrial Services, Inc.
8.500%, 07/15/2025 (a)	310,000	253,774
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/2030 (a)	150,000	116,439
Builders FirstSource, Inc.
5.000%, 03/01/2030 (a)	165,000	154,091
4.250%, 02/01/2032 (a)	398,000	343,065
6.375%, 06/15/2032 (a)	220,000	215,667
Camelot Return Merger Sub, Inc.
8.750%, 08/01/2028 (a)	220,000	207,130
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029	165,000	136,745
Chart Industries, Inc.
7.500%, 01/01/2030 (a)	445,000	455,012
9.500%, 01/01/2031 (a)	155,000	161,955
Clarios Global LP
6.750%, 05/15/2025 (a)	135,000	135,975
Clean Harbors, Inc.
4.875%, 07/15/2027 (a)	166,000	160,361
6.375%, 02/01/2031 (a)	150,000	152,977
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (a)	150,000	148,095
Constellium SE
3.750%, 04/15/2029	150,000	128,409
Cornerstone Building Brands, Inc.
6.125%, 01/15/2029 (a)	120,000	90,040
COTY, Inc.
4.750%, 01/15/2029	150,000	136,138
Covanta Holding Corp.
4.875%, 12/01/2029 (a)	235,000	205,297
5.000%, 09/01/2030	120,000	102,427
Crown Americas LLC
4.250%, 09/30/2026	120,000	114,827
5.250%, 04/01/2030	150,000	143,591
Delta Air Lines, Inc.
2.900%, 10/28/2024	276,000	263,547
7.375%, 01/15/2026	265,000	276,003
4.375%, 04/19/2028	150,000	139,571
3.750%, 10/28/2029	185,000	163,226
6.950%, 03/06/2026	340,000	348,186
7.350%, 11/04/2027	390,000	409,987
Ford Motor Co.
5.584%, 03/18/2024	397,000	394,623
3.664%, 09/08/2024	195,000	187,994
4.063%, 11/01/2024	390,000	377,549
2.300%, 02/10/2025	326,000	302,684
4.687%, 06/09/2025	155,000	150,727
5.125%, 06/16/2025	455,000	447,797
4.134%, 08/04/2025	366,000	349,007
3.375%, 11/13/2025	550,000	516,384
4.389%, 01/08/2026	315,000	303,936
4.542%, 08/01/2026	197,000	186,329
2.700%, 08/10/2026	390,000	349,604
4.346%, 12/08/2026	390,000	380,144
4.271%, 01/09/2027	238,000	224,445
4.950%, 05/28/2027	396,000	378,189
4.125%, 08/17/2027	326,000	301,077
3.815%, 11/02/2027	201,000	182,367
2.900%, 02/16/2028	197,000	169,784
2.900%, 02/10/2029	197,000	164,557
5.113%, 05/03/2029	391,000	371,097
7.350%, 03/06/2030	300,000	315,561
9.625%, 04/22/2030	115,000	135,536
4.000%, 11/13/2030	430,000	374,291
3.625%, 06/17/2031	260,000	216,577
3.250%, 02/12/2032	655,000	520,634
6.100%, 08/19/2032	458,000	449,770
Fortress Transportation and Infrastructure Investors LLC
6.500%, 10/01/2025 (a)	205,000	198,696
9.750%, 08/01/2027 (a)	120,000	123,528
5.500%, 05/01/2028 (a)	311,000	274,111
FXI Holdings, Inc.
7.875%, 11/01/2024 (a)	160,000	144,422
Garda World Security Corp.
4.625%, 02/15/2027 (a)	177,000	161,322
9.500%, 11/01/2027 (a)	189,000	187,131
GFL Environmental, Inc.
4.250%, 06/01/2025 (a)	150,000	144,837
3.750%, 08/01/2025 (a)	230,000	218,851
5.125%, 12/15/2026 (a)	150,000	146,089
4.000%, 08/01/2028 (a)	228,000	202,698
3.500%, 09/01/2028 (a)	230,000	205,023
4.750%, 06/15/2029 (a)	229,000	207,115
4.375%, 08/15/2029 (a)	165,000	145,192
Griffon Corp.
5.750%, 03/01/2028	305,000	289,013
H&E Equipment Services, Inc.
3.875%, 12/15/2028 (a)	383,000	338,486
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/2026 (a)	365,000	349,029
Herc Holdings, Inc.
5.500%, 07/15/2027 (a)	365,000	349,944
Hillenbrand, Inc.
5.750%, 06/15/2025	120,000	120,796
HLF Financing Sarl LLC / Herbalife International, Inc.
4.875%, 06/01/2029 (a)	180,000	132,356
Howmet Aerospace, Inc.
5.125%, 10/01/2024	335,000	333,715
6.875%, 05/01/2025	185,000	190,326
3.000%, 01/15/2029	212,000	185,244
Jaguar Land Rover PLC
4.500%, 10/01/2027	150,000	124,915
5.500%, 07/15/2029	150,000	119,803
Jeld-Wen, Inc.
4.875%, 12/15/2027	120,000	98,197
LABL, Inc.
5.875%, 11/01/2028 (a)	150,000	135,517
Mattamy Group Corp.
4.625%, 03/01/2030 (a)	181,000	151,807
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (a)	325,000	270,234
5.750%, 11/01/2028 (a)	405,000	295,869
NCL Corp. Ltd.
5.875%, 03/15/2026 (a)	440,000	384,247
7.750%, 02/15/2029 (a)	180,000	154,659
RR Donnelley & Sons Co.
6.125%, 11/01/2026 (a)	135,000	130,950
Sabre GLBL, Inc.
9.250%, 04/15/2025 (a)	239,000	244,900
7.375%, 09/01/2025 (a)	265,000	260,199
Sensata Technologies BV
5.625%, 11/01/2024 (a)	120,000	120,147
5.875%, 09/01/2030 (a)	150,000	147,374
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (a)	340,000	309,736
Spectrum Brands, Inc.
5.750%, 07/15/2025	135,000	134,061
Spirit AeroSystems, Inc.
7.500%, 04/15/2025 (a)	373,000	374,723
9.375%, 11/30/2029 (a)	275,000	299,206
4.600%, 06/15/2028	215,000	182,962
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000%, 09/20/2025 (a)	155,000	158,023
8.000%, 09/20/2025 (a)	180,000	184,283
Standard Industries, Inc.
5.000%, 02/15/2027 (a)	260,000	246,725
4.750%, 01/15/2028 (a)	308,000	288,909
4.375%, 07/15/2030 (a)	495,000	423,704
3.375%, 01/15/2031 (a)	340,000	270,500
Stericycle, Inc.
5.375%, 07/15/2024 (a)	180,000	178,458
3.875%, 01/15/2029 (a)	150,000	133,278
Sunoco LP/Sunoco Finance Corp.
5.875%, 03/15/2028	120,000	118,014
Taylor Morrison Communities, Inc.
5.750%, 01/15/2028 (a)	135,000	131,101
The ADT Security Corp.
4.125%, 08/01/2029 (a)	309,000	275,183
The Brink's Co.
5.500%, 07/15/2025 (a)	120,000	118,351
4.625%, 10/15/2027 (a)	185,000	172,818
The Hertz Corp.
4.625%, 12/01/2026 (a)	150,000	133,687
5.000%, 12/01/2029 (a)	310,000	253,816
Titan Acquisition Ltd. / Titan Co-Borrower LLC
7.750%, 04/15/2026 (a)	205,000	193,348
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (a)	120,000	106,873
TK Elevator US Newco, Inc.
5.250%, 07/15/2027 (a)	480,000	444,946
TransDigm UK Holdings PLC
6.875%, 05/15/2026	150,000	148,383
TransDigm, Inc.
8.000%, 12/15/2025 (a)	335,000	342,561
6.250%, 03/15/2026 (a)	1,350,000	1,346,580
6.375%, 06/15/2026	290,000	286,485
7.500%, 03/15/2027	165,000	166,502
5.500%, 11/15/2027	815,000	778,455
4.625%, 01/15/2029	369,000	333,546
4.875%, 05/01/2029	229,000	206,512
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/2024	135,000	134,638
Triumph Group, Inc.
8.875%, 06/01/2024 (a)	165,000	167,706
6.250%, 09/15/2024 (a)	160,000	154,673
7.750%, 08/15/2025	150,000	127,614
Uber Technologies, Inc.
7.500%, 05/15/2025 (a)	305,000	309,833
8.000%, 11/01/2026 (a)	459,000	468,179
7.500%, 09/15/2027 (a)	369,000	375,131
4.500%, 08/15/2029 (a)	460,000	410,406
United Airlines, Inc.
4.375%, 04/15/2026 (a)	611,000	580,799
4.625%, 04/15/2029 (a)	615,000	562,254
United Rentals North America, Inc.
4.875%, 01/15/2028	510,000	493,841
5.250%, 01/15/2030	227,000	219,916
4.000%, 07/15/2030	230,000	206,557
3.875%, 02/15/2031	336,000	296,219
3.750%, 01/15/2032	235,000	202,687
WESCO Distribution, Inc.
7.125%, 06/15/2025 (a)	460,000	467,940
7.250%, 06/15/2028 (a)	406,000	416,423
		43,446,541
Information Technology - 5.3%
Arches Buyer, Inc.
4.250%, 06/01/2028 (a)	293,000	246,511
6.125%, 12/01/2028 (a)	150,000	126,545
AthenaHealth Group, Inc.
6.500%, 02/15/2030 (a)	720,000	597,608
Black Knight InfoServ LLC
3.625%, 09/01/2028 (a)	305,000	275,422
Block, Inc.
2.750%, 06/01/2026	310,000	282,128
3.500%, 06/01/2031	310,000	259,313
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (a)	283,000	252,933
4.875%, 07/01/2029 (a)	280,000	246,756
Entegris Escrow Corp.
5.950%, 06/15/2030 (a)	280,000	269,228
Entegris, Inc.
4.375%, 04/15/2028 (a)	120,000	108,720
3.625%, 05/01/2029 (a)	120,000	103,795
Fair Isaac Corp.
4.000%, 06/15/2028 (a)	273,000	252,098
5.250%, 05/15/2026	120,000	119,261
Gartner, Inc.
4.500%, 07/01/2028 (a)	249,000	236,860
3.750%, 10/01/2030 (a)	250,000	221,900
3.625%, 06/15/2029	180,000	161,926
Gen Digital, Inc.
5.000%, 04/15/2025 (a)	335,000	328,694
6.750%, 09/30/2027 (a)	275,000	278,850
7.125%, 09/30/2030	180,000	183,027
Go Daddy Operating Co. LLC / GD Finance Co, Inc.
5.250%, 12/01/2027 (a)	185,000	179,272
3.500%, 03/01/2029 (a)	252,000	218,270
Imola Merger Corp.
4.750%, 05/15/2029 (a)	615,000	535,505
IQVIA, Inc.
5.000%, 10/15/2026 (a)	320,000	312,464
5.000%, 05/15/2027 (a)	339,000	329,239
Match Group Holdings II LLC
5.000%, 12/15/2027 (a)	135,000	129,600
4.625%, 06/01/2028 (a)	150,000	138,133
4.125%, 08/01/2030 (a)	150,000	129,162
3.625%, 10/01/2031	150,000	121,507
McAfee Corp.
7.375%, 02/15/2030 (a)	621,000	518,730
ModivCare Escrow Issuer, Inc.
5.000%, 10/01/2029 (a)	150,000	130,176
NCR Corp.
5.250%, 10/01/2030	135,000	116,891
NCR Corp.
5.750%, 09/01/2027 (a)	150,000	145,720
5.000%, 10/01/2028 (a)	198,000	174,652
5.125%, 04/15/2029 (a)	370,000	322,753
6.125%, 09/01/2029 (a)	150,000	148,684
Nokia Oyj
4.375%, 06/12/2027	150,000	144,158
Open Text Corp.
3.875%, 02/15/2028 (a)	273,000	236,911
3.875%, 12/01/2029 (a)	265,000	220,746
Open Text Holdings, Inc.
4.125%, 02/15/2030 (a)	280,000	235,870
4.125%, 12/01/2031 (a)	205,000	166,934
Photo Holdings Merger Sub, Inc.
8.500%, 10/01/2026 (a)	240,000	120,384
Presidio Holdings, Inc.
4.875%, 02/01/2027 (a)	160,000	148,983
8.250%, 02/01/2028 (a)	160,000	154,067
PTC, Inc.
3.625%, 02/15/2025 (a)	150,000	143,977
4.000%, 02/15/2028	150,000	139,915
Rackspace Technology Global, Inc.
3.500%, 02/15/2028	165,000	100,236
Sabre GLBL, Inc.
11.250%, 12/15/2027 (a)	170,000	179,548
Seagate HDD Cayman
4.875%, 03/01/2024	150,000	148,612
4.750%, 01/01/2025	150,000	147,476
4.875%, 06/01/2027	155,000	150,493
4.091%, 06/01/2029	150,000	133,313
Sensata Technologies BV
5.000%, 10/01/2025 (a)	213,000	210,919
4.000%, 04/15/2029 (a)	305,000	273,853
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	135,000	122,380
3.750%, 02/15/2031 (a)	230,000	195,603
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a)	615,000	592,210
Twilio, Inc.
3.625%, 03/15/2029	150,000	127,477
3.875%, 03/15/2031	150,000	123,977
Vericast Corp.
11.000%, 09/15/2026 (a)	384,000	417,600
Veritas US, Inc. / Veritas Bermuda Ltd.
7.500%, 09/01/2025 (a)	540,000	356,842
Viasat, Inc.
5.625%, 09/15/2025 (a)	216,000	203,332
5.625%, 04/15/2027 (a)	185,000	172,787
6.500%, 07/15/2028 (a)	120,000	96,451
Western Digital Corp.
4.750%, 02/15/2026	705,000	681,756
2.850%, 02/01/2029	150,000	122,444
3.100%, 02/01/2032	150,000	115,154
WeWork Cos LLC / WW Co-Obligor, Inc.
5.000%, 07/10/2025 (a)	165,000	70,071
Xerox Holdings Corp.
5.000%, 08/15/2025 (a)	235,000	218,890
5.500%, 08/15/2028 (a)	235,000	199,593
		15,075,295
Materials - 6.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (a)	150,000	147,175
Arconic Corp.
6.000%, 05/15/2025 (a)	219,000	217,416
6.125%, 02/15/2028 (a)	280,000	270,368
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.000%, 06/15/2027 (a)	185,000	184,991
4.000%, 09/01/2029 (a)	319,000	264,269
3.250%, 09/01/2028 (a)	180,000	158,175
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, 04/30/2025 (a)	214,000	209,494
4.125%, 08/15/2026 (a)	375,000	342,698
5.250%, 08/15/2027 (a)	250,000	205,095
5.250%, 08/15/2027 (a)	308,000	252,677
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 06/30/2029 (a)	120,000	105,782
ASP Unifrax Holdings, Inc.
5.250%, 09/30/2028 (a)	248,000	212,779
Avient Corp.
5.750%, 05/15/2025 (a)	200,000	198,183
7.125%, 08/01/2030 (a)	222,000	223,926
Axalta Coating Systems LLC
3.375%, 02/15/2029 (a)	217,000	185,030
Ball Corp.
5.250%, 07/01/2025	311,000	309,829
4.875%, 03/15/2026	230,000	226,838
6.875%, 03/15/2028	230,000	237,776
2.875%, 08/15/2030	399,000	327,668
3.125%, 09/15/2031	265,000	217,073
Berry Global, Inc.
5.625%, 07/15/2027 (a)	150,000	147,548
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.250%, 09/15/2027 (a)	175,000	155,860
Cleveland-Cliffs, Inc.
6.750%, 03/15/2026 (a)	260,000	264,217
5.875%, 06/01/2027	170,000	167,397
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/2030 (a)	338,000	299,274
CP Atlas Buyer, Inc.
7.000%, 12/01/2028 (c)	–	–
Crown Americas LLC / Crown Americas Capital Corp VI
4.750%, 02/01/2026	265,000	258,733
CrownRock LP / CrownRock Finance, Inc.
5.000%, 05/01/2029 (a)	120,000	111,561
Graphic Packaging International LLC
3.500%, 03/15/2028 (a)	135,000	120,892
3.750%, 02/01/2030 (a)	120,000	104,018
Hilcorp Energy LP
6.000%, 04/15/2030	150,000	139,628
6.250%, 04/15/2032	150,000	138,621
JELD-WEN, Inc.
4.625%, 12/15/2025 (a)	120,000	105,766
Kaiser Aluminum Corp.
4.625%, 03/01/2028	150,000	135,934
4.500%, 06/01/2031 (a)	167,000	141,433
LABL, Inc.
6.750%, 07/15/2026 (a)	220,000	213,640
10.500%, 07/15/2027 (a)	213,000	202,910
8.250%, 11/01/2029 (a)	140,000	117,687
Mattamy Group Corp.
5.250%, 12/15/2027 (a)	150,000	137,400
Mauser Packaging Solutions Holding Co.
7.250%, 04/15/2025 (a)	418,000	408,608
Mercer International, Inc.
5.125%, 02/01/2029	270,000	231,335
Methanex Corp.
5.125%, 10/15/2027	220,000	209,823
5.250%, 12/15/2029	216,000	198,880
Mineral Resources Ltd.
8.125%, 05/01/2027 (a)	216,000	217,905
8.000%, 11/01/2027 (a)	195,000	199,543
8.500%, 05/01/2030 (a)	195,000	201,720
NOVA Chemicals Corp.
4.875%, 06/01/2024 (a)	328,000	323,600
5.000%, 05/01/2025	150,000	144,429
5.250%, 06/01/2027 (a)	325,000	302,692
4.250%, 05/15/2029 (a)	175,000	150,640
Novelis Corp.
3.250%, 11/15/2026 (a)	227,000	205,813
4.750%, 01/30/2030 (a)	490,000	444,192
3.875%, 08/15/2031 (a)	232,000	196,160
OI European Group BV
4.750%, 02/15/2030 (a)	120,000	108,456
Olin Corp.
5.125%, 09/15/2027	150,000	145,692
5.625%, 08/01/2029	206,000	200,636
5.000%, 02/01/2030	155,000	146,320
Olympus Water US Holding Corp.
4.250%, 10/01/2028 (a)	250,000	210,078
6.250%, 10/01/2029 (a)	120,000	99,743
Owens-Brockway Glass Container, Inc.
6.625%, 05/13/2027 (a)	192,000	188,310
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/2027 (a)	303,000	272,367
4.375%, 10/15/2028 (a)	150,000	133,488
Range Resources Corp.
4.750%, 02/15/2030	150,000	135,112
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (a)	335,000	295,234
6.625%, 05/01/2029 (a)	211,000	179,763
Sealed Air Corp.
5.125%, 12/01/2024 (a)	130,000	129,166
5.500%, 09/15/2025 (a)	120,000	119,421
4.000%, 12/01/2027 (a)	130,000	119,862
6.125%, 02/01/2028 (a)	235,000	237,291
5.000%, 04/15/2029 (a)	130,000	123,349
Silgan Holdings, Inc.
4.125%, 02/01/2028	175,000	163,400
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/2029 (a)	217,000	204,023
Taylor Morrison Communities, Inc.
5.875%, 06/15/2027 (a)	150,000	147,595
5.125%, 08/01/2030 (a)	150,000	137,338
The Chemours Co.
5.375%, 05/15/2027	150,000	138,802
5.750%, 11/15/2028 (a)	245,000	224,005
4.625%, 11/15/2029 (a)	195,000	163,196
The Scotts Miracle-Gro Co.
4.500%, 10/15/2029	125,000	108,539
4.000%, 04/01/2031	145,000	116,593
4.375%, 02/01/2032	120,000	97,957
Trivium Packaging Finance BV
5.500%, 08/15/2026 (a)	320,000	307,334
8.500%, 08/15/2027 (a)	225,000	216,648
Tronox, Inc.
4.625%, 03/15/2029 (a)	333,000	285,205
Unifrax Escrow Issuer Corp.
7.500%, 09/30/2029 (a)	120,000	86,574
Valvoline, Inc.
4.250%, 02/15/2030 (a)	180,000	176,900
3.625%, 06/15/2031 (a)	160,000	134,838
Williams Scotsman International, Inc.
6.125%, 06/15/2025 (a)	160,000	160,830
4.625%, 08/15/2028 (a)	150,000	139,166
WR Grace Holdings LLC
4.875%, 06/15/2027 (a)	230,000	213,681
5.625%, 08/15/2029 (a)	360,000	300,960
		17,262,973
Real Estate Investment Trusts - 4.0%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
5.750%, 05/15/2026 (a)	295,000	281,042
4.500%, 04/01/2027 (a)	235,000	206,651
Diversified Healthcare Trust
9.750%, 06/15/2025	150,000	146,561
4.750%, 02/15/2028	150,000	91,613
4.375%, 03/01/2031	150,000	101,806
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/2026 (a)	308,000	273,741
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/2032 (a)	229,000	198,707
Iron Mountain, Inc.
4.875%, 09/15/2027 (a)	307,000	291,671
5.250%, 03/15/2028 (a)	250,000	236,953
5.000%, 07/15/2028 (a)	150,000	138,073
4.875%, 09/15/2029 (a)	317,000	285,390
5.250%, 07/15/2030 (a)	396,000	358,256
4.500%, 02/15/2031 (a)	336,000	288,362
5.625%, 07/15/2032 (a)	180,000	162,180
iStar, Inc.
4.750%, 10/01/2024	222,000	221,112
4.250%, 08/01/2025	150,000	149,068
Kennedy-Wilson, Inc.
4.750%, 03/01/2029	182,000	153,136
4.750%, 02/01/2030	185,000	152,046
5.000%, 03/01/2031	188,000	153,736
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/2027 (a)	205,000	180,997
4.750%, 06/15/2029 (a)	194,000	161,434
MPT Operating Partnership LP / MPT Finance Corp.
5.250%, 08/01/2026	150,000	136,641
5.000%, 10/15/2027	427,000	361,481
4.625%, 08/01/2029	273,000	212,599
3.500%, 03/15/2031	405,000	284,058
Office Properties Income Trust
4.500%, 02/01/2025	205,000	189,960
3.450%, 10/15/2031	120,000	84,135
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, 06/01/2025 (a)	200,000	202,987
5.875%, 10/01/2028 (a)	220,000	202,665
4.875%, 05/15/2029 (a)	235,000	203,443
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (a)	280,000	219,834
5.250%, 04/15/2030 (a)	310,000	232,140
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	211,000	198,317
4.500%, 02/15/2029 (a)	180,000	160,216
RLJ Lodging Trust LP
3.750%, 07/01/2026 (a)	150,000	137,368
4.000%, 09/15/2029 (a)	150,000	125,772
SBA Communications Corp.
3.875%, 02/15/2027	460,000	425,543
3.125%, 02/01/2029	461,000	391,130
Service Properties Trust
4.350%, 10/01/2024	255,000	240,800
7.500%, 09/15/2025	250,000	246,626
4.750%, 10/01/2026	135,000	111,654
4.950%, 02/15/2027	120,000	98,324
5.500%, 12/15/2027	135,000	119,775
3.950%, 01/15/2028	120,000	91,546
4.950%, 10/01/2029	130,000	97,748
4.375%, 02/15/2030	120,000	87,366
The Howard Hughes Corp.
5.375%, 08/01/2028 (a)	233,000	216,617
4.125%, 02/01/2029 (a)	205,000	177,257
4.375%, 02/01/2031 (a)	205,000	170,525
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.750%, 04/15/2028 (a)	175,000	143,644
6.500%, 02/15/2029 (a)	343,000	238,855
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.875%, 02/15/2025 (a)	691,000	682,907
6.000%, 01/15/2030 (a)	220,000	146,102
WeWork Cos., Inc.
7.875%, 05/01/2025	205,000	110,992
XHR LP
6.375%, 08/15/2025 (a)	150,000	147,908
4.875%, 06/01/2029 (a)	150,000	133,303
		11,262,773
Utilities - 1.9%
AmeriGas Partners LP
5.750%, 05/20/2027	160,000	151,000
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 05/20/2024	205,000	202,182
Calpine Corp.
5.250%, 06/01/2026 (a)	125,000	121,115
4.500%, 02/15/2028 (a)	385,000	355,826
5.125%, 03/15/2028 (a)	429,000	389,360
4.625%, 02/01/2029 (a)	199,000	173,036
5.000%, 02/01/2031 (a)	257,000	220,198
3.750%, 03/01/2031 (a)	276,000	230,473
DPL, Inc.
4.125%, 07/01/2025	125,000	119,177
4.350%, 04/15/2029	120,000	109,746
Emera, Inc.
6.750%, 06/15/2076	365,000	359,847
FirstEnergy Corp.
4.400%, 07/15/2027	465,000	444,959
2.650%, 03/01/2030	180,000	154,026
2.250%, 09/01/2030	135,000	111,036
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (a)	150,000	139,922
4.500%, 09/15/2027	165,000	154,963
NRG Energy, Inc.
5.750%, 01/15/2028	251,000	239,405
3.375%, 02/15/2029	150,000	123,694
5.250%, 06/15/2029 (a)	230,000	207,939
3.625%, 02/15/2031 (a)	315,000	247,666
3.875%, 02/15/2032 (a)	340,000	265,155
PG&E Corp.
5.000%, 07/01/2028	309,000	289,935
5.250%, 07/01/2030	305,000	280,984
Vistra Operations Co. LLC
5.500%, 09/01/2026 (a)	305,000	296,693
		5,388,337
TOTAL CORPORATE BONDS (Cost $283,305,062)		279,982,855

SHORT-TERM INVESTMENTS - 0.5%	Principal Amount
Money Market Deposit Accounts - 0.5%
U.S. Bank Money Market Deposit Account, 3.300% (d)	$1,287,622	1,287,622
TOTAL SHORT-TERM INVESTMENTS (Cost $1,287,622)		1,287,622

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.53%, (d)	237,749	237,749
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $237,749)		237,749

Total Investments (Cost $284,830,339) - 98.8%		281,508,226
Other Assets in Excess of Liabilities - 1.2%		3,325,136
TOTAL NET ASSETS - 100.0%		$284,833,362

Percentages are stated as a percent of net assets.
(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At January 31, 2023, the market value of these securities total $192,322,582, which represents 67.5% of total net assets.

(b)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate shown is the rate in effect as of January 31, 2023.

(c)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $233,682 or 0.1% of net assets.
(d)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Total Corporate Bonds	$ -	$ 279,982,855	$ -	$ -	$ 279,982,855
Short-Term Investments	1,287,622	-	-	-	1,287,622
Investments Purchased with Proceeds from Securities Lending	-	-	-	237,749	237,749
Total Investments in Securities	$ 1,287,622	$ 279,982,855	$ -	$ 237,749	$ 281,508,226

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.